LOANS RECEIVABLE FROM AFFILIATES	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
LOANS RECEIVABLE FROM AFFILIATE	LOANS RECEIVABLE FROM AFFILIATES
Related party transactions are conducted in the normal course of business and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
Coastal GasLink Pipeline Limited Partnership
In conjunction with the equity sale on May 22, 2020, the Company entered into a subordinated demand revolving credit facility with Coastal GasLink Pipeline Limited Partnership (Coastal GasLink LP), which had a capacity of $200 million at December 31, 2020. This facility provides additional short-term liquidity and funding flexibility to the project and bears interest at a floating market-based rate. At December 31, 2020, there were no amounts outstanding on this facility. Refer to Note 27, Acquisitions and dispositions, for additional information.
Sur de Texas
TC Energy holds a 60 per cent equity interest in a joint venture with IEnova to own the Sur de Texas pipeline, for which TC Energy is the operator. In 2017, TC Energy entered into a MXN$21.3 billion unsecured revolving credit facility with the joint venture, which bears interest at a floating rate and matures in March 2022. At December 31, 2020, Loan receivable from affiliate on the Company's Consolidated balance sheet reflected a MXN$20.9 billion or $1.3 billion (2019 – MXN$20.9 billion or $1.4 billion) loan receivable from the Sur de Texas joint venture which represents TC Energy's proportionate share of long-term debt financing to the joint venture.
The Company's Consolidated statement of income reflects the related interest income and foreign exchange impact on this loan receivable which were fully offset upon consolidation with corresponding amounts included in TC Energy’s proportionate share of Sur de Texas equity earnings as follows:

year ended December 31				Affected line item in the Consolidated statement of income
(millions of Canadian $)	2020	2019	2018

Interest income[1]	110	147	120	Interest income and other
Interest expense[2]	(110)	(147)	(120)	Income from equity investments
Foreign exchange (losses)/ gains[1]	(86)	53	(5)	Interest income and other
Foreign exchange gains /(losses)[1]	86	(53)	5	Income from equity investments
1Included in the Corporate segment.
2Included in the Mexico Natural Gas Pipelines segment.